Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Current	$ (750)	$ (209)	$ (1,224)	$ (722)
Deferred	0	0	81	0
Income tax expense	$ (750)	$ (209)	$ (1,143)	$ (722)